Non-Operating Income - Schedule of Non-Operating Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Other Income and Expenses [Abstract]
Foreign exchange gain	$ 1,203	$ 204
Interest income	1,611	254
Other	0	7
Total non-operating income	$ 2,814	$ 465